Other Financial Assets (Tables)	12 Months Ended
Mar. 31, 2022
Statement [LineItems]
Summary of Other Financial Assets
Other financial assets as of March 31, 2021 and 2022 consist of the following:

	Yen (millions)
	2021	2022

Financial assets measured at amortized cost:
Receivables other than trade receivables and receivables from financial services	¥147,472	¥166,936
Debt securities	173,302	79,176
Guaranty deposits	12,006	11,499
Restricted cash	49,166	53,290
Other	13,612	4,352
Allowance for impairment losses	(3,358)	(3,212)
Financial assets measured at fair value through other comprehensive income:
Debt securities	10,134	19,984
Equity securities	344,205	468,783
Financial assets measured at fair value through profit or loss:
Derivatives	108,978	134,338
Debt securities	68,323	102,251

Total	¥923,840	¥1,037,397

Current assets	¥295,307	¥217,743
Non-current assets	628,533	819,654

Total	¥923,840	¥1,037,397

Major Securities Included in Equity Securities Designated as Financial Assets Measured at Fair Value Through Other Comprehensive Income
Major securities included in the equity securities designated as financial assets measured at fair value through other comprehensive income as of March 31, 2021 and 2022 are as follows:
As of March 31, 2021

Yen (millions)
Fair value

Contemporary Amperex Technology Co., Ltd.	¥124,782
GM Cruise Holdings LLC	94,324
Stanley Electric Co., Ltd.	30,431
Mitsubishi UFJ Financial Group, Inc.	8,581
Daido Steel Co., Ltd.	6,670
Tokio Marine Holdings, Inc.	5,753
As of March 31, 2022

Yen (millions)
Fair value

Contemporary Amperex Technology Co., Ltd.	¥226,938
GM Cruise Holdings LLC	105,916
Stanley Electric Co., Ltd.	21,463
Mitsubishi UFJ Financial Group, Inc.	11,026
SES AI Corporation	8,307
Tokio Marine Holdings, Inc.	7,789

Other financial assets [member]
Statement [LineItems]
Summary of Changes in Allowance for Impairment Losses
The changes in the allowance for impairment losses on other financial assets for the years ended March 31, 2020, 2021 and 2022 are as follows:

	Yen (millions)
	2020	2021	2022

Balance at beginning of year	¥4,233	¥3,364	¥3,358

Remeasurement	¥600	¥792	¥42
Write-offs	(1,463)	(805)	(191)
Exchange differences on translating foreign operations	(6)	7	3

Balance at end of year	¥3,364	¥3,358	¥3,212